Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Feb. 28, 2025 CNY (¥) Segment	Feb. 28, 2025 USD ($) Segment	Feb. 29, 2024 CNY (¥) Segment	Feb. 29, 2024 USD ($) Segment	Feb. 28, 2023 CNY (¥) Segment	Feb. 28, 2023 USD ($) Segment	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2022 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 339,295,000		¥ 302,246,000		¥ 177,058,000		$ 46,589,000	$ 41,501,000	¥ 272,702,000
Foreign currency translation exchange rate	7.2828						7.2828
Cash and cash equivalents	¥ 210,771,000		180,198,000		175,696,000		$ 28,941,000
Unrealized holding gain (loss) in investments	2,022,000	$ 278,000	3,910,000		(3,794,000)
Realized gain (loss) in investments	(3,062,000)	(420,000)	3,207,000		1,867,000
Impairment loss for equity investments without readily determinable fair value	0		500,000		0
Impairment loss on intangible asset	0		0		0
Impairment loss of property and equipment recognized	0		3,674,000		0
Loss from goodwill impairment	0		0		0
Refund liability	1,039,000		454,000				143,000
Contract assets	0		0
Contract liabilities	27,941,000		18,023,000				3,837,000
Deferred revenue recognized			18,023,000		7,269,000			$ 2,475,000	¥ 6,492,000
Advertising expenses	¥ 7,129,000	$ 979,000	4,417,000		2,708,000
Operating lease, option to extend	The Group’s leases have lease terms of up to eight years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.	The Group’s leases have lease terms of up to eight years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment	¥ 0	$ 0	0	$ 0	0	$ 0
Income recognized from government subsidies	¥ 1,413,000	$ 194,000	¥ 728,000		¥ 1,412,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:BoardOfDirectorsChairmanMember, srt:ChiefExecutiveOfficerMember	srt:BoardOfDirectorsChairmanMember, srt:ChiefExecutiveOfficerMember
Number of operating segments | Segment	3	3	3	3	3	3
Restricted Cash Frozen in Relation to a Legal Case
Significant Accounting Policies [Line Items]
Restricted cash	¥ 496,000		¥ 0				68,000
Restricted Cash under Government Regulations
Significant Accounting Policies [Line Items]
Restricted cash	579,000		576,000				80,000
Restricted Cash as Guarantee Deposits for Long-term Borrowings
Significant Accounting Policies [Line Items]
Restricted cash	¥ 127,449,000		121,472,000				$ 17,500,000
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term	12 months						12 months
Amount Due from Related Parties and Other Non-current Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 652,000	$ 501,000	¥ 4,755,000
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	99.80%	99.80%	99.30%	99.30%	97.60%	97.60%
Percentage of assets accounted of audited consolidated assets	33.60%		13.60%				33.60%	13.60%
Percentage of liabilities accounted of audited consolidated liabilities	95.80%		65.00%				95.80%	65.00%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 103,875,000		¥ 102,503,000				$ 14,263,000